Other Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Debt [Abstract]
Other Short-Term Borrowings
NOTE 10 - OTHER SHORT-TERM BORROWINGS
Other short-term borrowings as of December 31 include:

	2011		2010
(Dollars in millions)	Balance	Rates	Balance	Rates
FHLB advances	$7,000.14%		$—	—%
Master notes	1,710.40		1,355.40
Dealer collateral	265	various	1,005	various
U.S. Treasury demand notes	—	—	124	—
CP	—	—	99.51
Funds purchased maturing in over one day	—	—	75.35
Other	8	2.7	32	various

Total other short-term borrowings	$8,983		$2,690

The average balances of other short-term borrowings for the years ended December 31, 2011 and 2010 were $3.5 billion and $3.0 billion, respectively, while the maximum amounts outstanding at any month-end during the years ended December 31, 2011 and 2010 were $9.0 billion and $4.9 billion, respectively. As of December 31, 2011, the Company had collateral pledged to the Federal Reserve discount window to support $19.5 billion of available, unused borrowing capacity.